Summary of Significant Accounting Policies, Summary of Future Amortization Expense for Software Development Costs Capitalized (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Capitalized Software Costs [Line Items]
2024	$ 42,981
2025	38,968
2026	38,968
Total amortization of intangible assets expense	262,444	$ 14,210
Software Development Costs [Member]
Capitalized Software Costs [Line Items]
2024	93
2025	93
2026	67
Total amortization of intangible assets expense	$ 253